Annual Total Returns (Vanguard Growth and Income Fund - Investor Shares Retail) (Vanguard Growth and Income Fund, Vanguard Growth and Income Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Annual Total Return
2013	32.59%
2012	16.92%
2011	2.42%
2010	14.62%
2009	22.42%
2008	(37.72%)
2007	2.62%
2006	14.01%
2005	5.82%
2004	11.11%